[AMERICAN GENERAL LIFE COMPANIES LOGO]

                                                                                                                           Lauren W. Jones
                                                                                                                           Chief Counsel, Business Lines
                                                                                                                           Direct Line (713) 831-8470
                                                                                                                           FAX (713) 620-3878
                                                                                                                           E-mail: Laurie.Jones@aglife.com

                                                                            August 31, 2010

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:

American General Life Insurance Company of Delaware ("AGL of Delaware";
     formerly AIG Life Insurance Company) and
American General Life Insurance Company of Delaware Variable Account I
     ("Registrant")
Product:  Immediate Variable Annuity Contract - Retirement Gold Individual
File No. 333-117376 and No. 811-05301
CIK No. 0000820627

Dear Ladies and Gentlemen:

            As Chief Counsel of American General Life Companies, LLC and counsel to AGL of Delaware, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

(1)

The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	The Amendment, which is designated as Post-Effective Amendment No. 14 under the 1933 Act and as Amendment No. 141 under the Investment Company Act of 1940, was filed electronically on August 27, 2010.

            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

                                                                                                                         Very truly yours,

                                                                                                                          LAUREN W. JONES

                                                       American General Life Companies, LLC
                                                  2929 Allen Parkway, AT-30 . Houston, TX 77019